Shareholder Report, Holdings (Details) - C000255581 [Member]	Nov. 30, 2025
State Street Health Care Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
State Street Materials Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
ProShares UltraShort 20+ Year Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
ARK Innovation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
State Street SPDR S&P Retail ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
iShares U.S. Home Construction ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Global X Uranium ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
U.S. Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.30%
U.S. Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Global Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)